Consolidated Statements of (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUES
Total revenues	$ 1,229,336	$ 1,473,699	$ 1,177,956
Voyage expenses	(405,546)	(474,371)	(495,604)
Vessel operating expenses	(261,114)	(249,273)	(249,976)
Time-charter hire expenses (note 10)	(74,795)	(70,836)	(27,374)
Depreciation and amortization	(93,582)	(97,551)	(99,033)
General and administrative expenses	(46,604)	(43,667)	(41,112)
Gain on sale and write-down of assets (note 15)	38,080	10,360	8,888
Restructuring charges (note 16)	(5,632)	(1,597)	(9,922)
Income from operations	380,143	546,764	263,823
Interest expense	(7,472)	(27,713)	(35,752)
Interest income	24,076	10,952	1,460
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	0	449	5,179
Equity income (note 6)	2,767	3,432	244
Other income (expense) (note 17)	4,558	(1,402)	2,709
Net income before income tax	404,072	532,482	237,663
Income tax expense (note 18)	(405)	(12,592)	(2,236)
Net income	$ 403,667	$ 519,890	$ 235,427
Per common share amounts (note 19)
• Basic earnings per share	$ 11.73	$ 15.22	$ 6.92
• Diluted earnings per share	$ 11.63	$ 15.04	$ 6.87
Weighted-average number of Class A and Class B common shares outstanding (note 19)
• Basic (in shares)	34,406,223	34,159,818	33,997,579
• Diluted (in shares)	34,705,472	34,568,160	34,287,075
• Cash dividends declared (in dollars per share)	$ 3.00	$ 1.75	$ 0
Voyage charter
REVENUES
Total revenues	$ 1,066,963	$ 1,321,487	$ 1,039,262
Time-charter revenues
REVENUES
Total revenues	25,915	31,149	14,738
Other
REVENUES
Total revenues	$ 136,458	$ 121,063	$ 123,956